Financial assets and liabilities analysis per instrument class and strategy (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Financial assets and liabilities analysis per instrument class and strategy
TOTAL FINANCIAL ASSETS	$ 72,671	$ 70,341	$ 67,768
TOTAL NON-FINANCIAL ASSETS	193,461	202,953	188,994
TOTAL ASSETS	266,132	273,294	256,762
Fair value, financial assets	72,671	70,341	67,768
TOTAL FINANCIAL LIABILITIES	(115,381)	(107,735)	(93,333)
TOTAL NON-FINANCIAL LIABILITIES	(150,751)	(165,559)	(163,429)
TOTAL LIABILITIES	(266,132)	(273,294)	(256,762)
Fair value, financial liabilities	(121,410)	(110,883)	(94,485)
Non-current financial debt
Financial assets and liabilities analysis per instrument class and strategy
TOTAL FINANCIAL LIABILITIES	(60,203)	(47,773)	(40,129)
Fair value, financial liabilities	(66,210)	(50,921)	(41,281)
Accounts payable
Financial assets and liabilities analysis per instrument class and strategy
TOTAL FINANCIAL LIABILITIES	(23,574)	(28,394)	(26,134)
Fair value, financial liabilities	(23,574)	(28,394)	(26,134)
Impact of offsetting on accounts payable	1,844	2,073	2,903
Other operating liabilities
Financial assets and liabilities analysis per instrument class and strategy
TOTAL FINANCIAL LIABILITIES	(14,302)	(16,262)	(13,286)
Fair value, financial liabilities	(14,302)	(16,262)	(13,286)
Current borrowings
Financial assets and liabilities analysis per instrument class and strategy
TOTAL FINANCIAL LIABILITIES	(17,099)	(14,819)	(13,306)
Fair value, financial liabilities	(17,121)	(14,819)	(13,306)
Other current financial liabilities
Financial assets and liabilities analysis per instrument class and strategy
TOTAL FINANCIAL LIABILITIES	(203)	(487)	(478)
Fair value, financial liabilities	(203)	(487)	(478)
Loans to equity affiliates
Financial assets and liabilities analysis per instrument class and strategy
TOTAL FINANCIAL ASSETS	5,129	3,999	4,755
Fair value, financial assets	5,129	3,999	4,755
Other investments
Financial assets and liabilities analysis per instrument class and strategy
TOTAL FINANCIAL ASSETS	2,007	1,778	1,421
Fair value, financial assets	2,007	1,778	1,421
Non-current financial assets
Financial assets and liabilities analysis per instrument class and strategy
TOTAL FINANCIAL ASSETS	4,781	912	680
Fair value, financial assets	4,781	912	680
Other non-current assets
Financial assets and liabilities analysis per instrument class and strategy
TOTAL FINANCIAL ASSETS	2,745	2,314	2,348
Fair value, financial assets	2,745	2,314	2,348
Accounts receivable
Financial assets and liabilities analysis per instrument class and strategy
TOTAL FINANCIAL ASSETS	14,068	18,488	17,270
Fair value, financial assets	14,068	18,488	17,270
Impact of offsetting on accounts receivable	(1,844)	(2,073)	(2,903)
Other operating receivables
Financial assets and liabilities analysis per instrument class and strategy
TOTAL FINANCIAL ASSETS	8,043	11,506	9,733
Fair value, financial assets	8,043	11,506	9,733
Current financial assets
Financial assets and liabilities analysis per instrument class and strategy
TOTAL FINANCIAL ASSETS	4,630	3,992	3,654
Fair value, financial assets	4,630	3,992	3,654
Cash and cash equivalents
Financial assets and liabilities analysis per instrument class and strategy
TOTAL FINANCIAL ASSETS	31,268	27,352	27,907
Fair value, financial assets	31,268	27,352	27,907
Amortised cost
Financial assets and liabilities analysis per instrument class and strategy
TOTAL FINANCIAL LIABILITIES	(109,778)	(100,175)	(87,514)
Amortised cost | Non-current financial debt
Financial assets and liabilities analysis per instrument class and strategy
TOTAL FINANCIAL LIABILITIES	(58,470)	(46,035)	(38,220)
Amortised cost | Accounts payable
Financial assets and liabilities analysis per instrument class and strategy
TOTAL FINANCIAL LIABILITIES	(23,574)	(28,394)	(26,134)
Amortised cost | Other operating liabilities
Financial assets and liabilities analysis per instrument class and strategy
TOTAL FINANCIAL LIABILITIES	(10,635)	(10,927)	(9,854)
Amortised cost | Current borrowings
Financial assets and liabilities analysis per instrument class and strategy
TOTAL FINANCIAL LIABILITIES	(17,099)	(14,819)	(13,306)
Fair value through P&L - liabilities
Financial assets and liabilities analysis per instrument class and strategy
TOTAL FINANCIAL LIABILITIES	(3,883)	(5,440)	(3,641)
Fair value through P&L - liabilities | Non-current financial debt
Financial assets and liabilities analysis per instrument class and strategy
TOTAL FINANCIAL LIABILITIES	(118)	(44)	(29)
Fair value through P&L - liabilities | Other operating liabilities
Financial assets and liabilities analysis per instrument class and strategy
TOTAL FINANCIAL LIABILITIES	(3,666)	(5,333)	(3,429)
Fair value through P&L - liabilities | Other current financial liabilities
Financial assets and liabilities analysis per instrument class and strategy
TOTAL FINANCIAL LIABILITIES	(99)	(63)	(183)
Fair value of hedging instruments
Financial assets and liabilities analysis per instrument class and strategy
TOTAL FINANCIAL LIABILITIES	(1,720)	(2,120)	(2,178)
Fair value of hedging instruments | Non-current financial debt
Financial assets and liabilities analysis per instrument class and strategy
TOTAL FINANCIAL LIABILITIES	(1,615)	(1,694)	(1,880)
Fair value of hedging instruments | Other operating liabilities
Financial assets and liabilities analysis per instrument class and strategy
TOTAL FINANCIAL LIABILITIES	(1)	(2)	(3)
Fair value of hedging instruments | Other current financial liabilities
Financial assets and liabilities analysis per instrument class and strategy
TOTAL FINANCIAL LIABILITIES	(104)	(424)	(295)
Amortized cost
Financial assets and liabilities analysis per instrument class and strategy
TOTAL FINANCIAL ASSETS	65,391	62,900	62,810
Amortized cost | Loans to equity affiliates
Financial assets and liabilities analysis per instrument class and strategy
TOTAL FINANCIAL ASSETS	5,129	3,999	4,755
Amortized cost | Non-current financial assets
Financial assets and liabilities analysis per instrument class and strategy
TOTAL FINANCIAL ASSETS	1,019	164
Amortized cost | Other non-current assets
Financial assets and liabilities analysis per instrument class and strategy
TOTAL FINANCIAL ASSETS	2,745	2,314	2,348
Amortized cost | Accounts receivable
Financial assets and liabilities analysis per instrument class and strategy
TOTAL FINANCIAL ASSETS	14,068	18,488	17,270
Amortized cost | Other operating receivables
Financial assets and liabilities analysis per instrument class and strategy
TOTAL FINANCIAL ASSETS	6,615	6,713	6,994
Amortized cost | Current financial assets
Financial assets and liabilities analysis per instrument class and strategy
TOTAL FINANCIAL ASSETS	4,547	3,870	3,536
Amortized cost | Cash and cash equivalents
Financial assets and liabilities analysis per instrument class and strategy
TOTAL FINANCIAL ASSETS	31,268	27,352	27,907
Fair value through P&L - assets
Financial assets and liabilities analysis per instrument class and strategy
TOTAL FINANCIAL ASSETS	3,258	6,421	3,930
Fair value through P&L - assets | Other investments
Financial assets and liabilities analysis per instrument class and strategy
TOTAL FINANCIAL ASSETS	1,224	1,272	1,059
Fair value through P&L - assets | Non-current financial assets
Financial assets and liabilities analysis per instrument class and strategy
TOTAL FINANCIAL ASSETS	541	236	67
Fair value through P&L - assets | Other operating receivables
Financial assets and liabilities analysis per instrument class and strategy
TOTAL FINANCIAL ASSETS	1,428	4,791	2,731
Fair value through P&L - assets | Current financial assets
Financial assets and liabilities analysis per instrument class and strategy
TOTAL FINANCIAL ASSETS	65	122	73
Other Comprehensive Income
Financial assets and liabilities analysis per instrument class and strategy
TOTAL FINANCIAL ASSETS	783	506	362
Other Comprehensive Income | Other investments
Financial assets and liabilities analysis per instrument class and strategy
TOTAL FINANCIAL ASSETS	783	506	362
Fair value of hedging instruments
Financial assets and liabilities analysis per instrument class and strategy
TOTAL FINANCIAL ASSETS	3,239	514	666
Fair value of hedging instruments | Non-current financial assets
Financial assets and liabilities analysis per instrument class and strategy
TOTAL FINANCIAL ASSETS	3,221	512	613
Fair value of hedging instruments | Other operating receivables
Financial assets and liabilities analysis per instrument class and strategy
TOTAL FINANCIAL ASSETS		$ 2	8
Fair value of hedging instruments | Current financial assets
Financial assets and liabilities analysis per instrument class and strategy
TOTAL FINANCIAL ASSETS	$ 18		$ 45